Derivative Financial Instruments - Schedule of Cash Flow Hedges (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of detailed information about hedged items [line items]
Fair Value (Gain)/Loss Deferred to OCI	$ 6	$ 0	$ 10	$ 0
Interest rate swap | Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Carrying Value	(10)		(10)
Opening Balance January 1, 2026			0
Fair Value (Gain)/Loss Deferred to OCI			(12)
Fair Value (Gain)/Loss Reclassified to Profit or Loss	(2)		(2)
Closing Balance June 30, 2026	$ (10)		$ (10)